[VALIC COMPANY LETTERHEAD]

VIA EDGAR

December 29, 2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    VALIC Separate Account A ("Registrant")
       The Variable Annuity Life Insurance Company ("Depositor")
       Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act No. 811-03240)
       (CIK No. 0000354912)


FILE NUMBER             PRODUCT NAME
-----------             ------------
333-220957              Portfolio Director Freedom Advisor Fixed and
                        Variable Deferred Annuity


Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statement, the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(713) 831-3299.


Sincerely,

/s/ MARK MATTHES

Mark Matthes
Associate General Counsel